Schedule of Changes in Fair Value of Level 3 Derivative Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Derivative Liability, Current			$ 560,600	$ 788,700
Change in fair value of derivative liabilities			(607,001)	(228,100)
Change in fair value of derivative liabilities			607,001	228,100
Reclassify to equity upon converstion of the Notes			(1,167,601)
Derivative Liability, Current				$ 560,600